Osterweis Opportunity Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 94.3%	Shares	Value
Aerospace & Defense - 6.3%
Loar Holdings, Inc. (a)	144,335	$ 11,634,844
VSE Corp.	54,704	12,499,864
		24,134,708

Banks - 3.2%
Axos Financial, Inc. (a)	126,480	12,317,887

Biotechnology - 8.0%
Arrowhead Pharmaceuticals, Inc. (a)	38,470	3,135,690
Cogent Biosciences, Inc. (a)	131,530	5,090,211
Twist Bioscience Corp. (a)	85,150	8,760,232
Vericel Corp. (a)	304,115	13,530,076
		30,516,209

Capital Markets - 1.1%
Galaxy Digital, Inc. - Class A (a)	148,365	4,056,299

Commercial Services & Supplies - 2.4%
Casella Waste Systems, Inc. - Class A (a)	93,600	9,076,392

Construction & Engineering - 3.4%
Cardinal Infrastructure Group, Inc. - Class A (a)	137,020	12,907,284

Consumer Finance - 1.3%
Dave, Inc. (a)	13,491	5,026,612

Electrical Equipment - 1.8%
Nextpower, Inc. - Class A (a)	56,820	6,769,535

Electronic Equipment, Instruments & Components - 4.4%
Fabrinet (a)	6,553	3,683,310
Novanta, Inc. (a)	80,270	13,023,005
		16,706,315

Financial Services - 3.2%
Affirm Holdings, Inc. (a)	120,220	9,803,941
Chime Financial, Inc. - Class A (a)	125,805	2,576,486
		12,380,427

Health Care Equipment & Supplies - 6.7%
AtriCure, Inc. (a)	382,700	10,707,946
Glaukos Corp. (a)	30,955	4,326,271
Kestra Medical Technologies Ltd. (a)	308,020	7,836,029
Procept Biorobotics Corp. (a)	127,585	2,880,869
		25,751,115

Health Care Providers & Services - 7.5%
Alignment Healthcare, Inc. (a)	460,940	10,974,981
Guardant Health, Inc. (a)	74,300	11,147,229
Hinge Health, Inc. - Class A (a)	79,000	6,557,000

		28,679,210

Health Care Technology - 1.1%
Waystar Holding Corp. (a)	214,805	4,409,947

Hotels, Restaurants & Leisure - 7.9%
Dutch Bros, Inc. - Class A (a)	153,925	11,053,354
Life Time Group Holdings, Inc. (a)	326,945	13,352,434
Navan, Inc. - Class A (a)	257,520	5,889,483
		30,295,271

IT Services - 6.2%
DigitalOcean Holdings, Inc. (a)	69,915	10,978,753
Twilio, Inc. - Class A (a)	61,479	12,684,962
		23,663,715

Life Sciences Tools & Services - 3.0%
Repligen Corp. (a)	84,775	11,566,701

Machinery - 5.7%
CECO Environmental Corp. (a)	39,585	3,591,943
Mayville Engineering Co., Inc. (a)	133,280	4,992,669
SPX Technologies, Inc. (a)	54,208	13,290,175
		21,874,787

Real Estate Management & Development - 2.6%
FirstService Corp.	69,890	9,932,068

Semiconductors & Semiconductor Equipment - 8.8%
Lattice Semiconductor Corp. (a)	61,000	9,330,560
MACOM Technology Solutions Holdings, Inc. (a)	19,397	7,378,037
Semtech Corp. (a)	46,120	7,464,522
SiTime Corp. (a)	12,734	9,493,961
		33,667,080

Software - 3.2%
Agilysys, Inc. (a)	47,670	4,981,515
ServiceTitan, Inc. - Class A (a)	103,500	7,318,485
		12,300,000

Specialty Retail - 2.7%
Boot Barn Holdings, Inc. (a)	61,845	10,159,278

Tobacco - 1.3%
Turning Point Brands, Inc.	58,075	4,925,341

Trading Companies & Distributors - 2.5%
Transcat, Inc. (a)	101,290	9,396,673
TOTAL COMMON STOCKS (Cost $270,907,614)		360,512,854

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 9.0%	Shares	Value
Federated Hermes US Treasury Cash Reserves - Institutional Class, 3.52% (b)	34,471,748	34,471,748
TOTAL MONEY MARKET FUNDS (Cost $34,471,748)		34,471,748

TOTAL INVESTMENTS - 103.3% (Cost $305,379,362)		394,984,602
Liabilities in Excess of Other Assets - (3.3)%	(0.03274)	(12,523,168)
TOTAL NET ASSETS - 100.0%		$ 382,461,434

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Osterweis Opportunity Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 360,512,854	$ –	$ –	$ 360,512,854
Money Market Funds	34,471,748	–	–	34,471,748
Total Investments	$ 394,984,602	$ –	$ –	$ 394,984,602

Refer to the Schedule of Investments for further disaggregation of investment categories.